Financial instruments - disclosures	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Financial instruments - disclosures

Note 27	Financial instruments – disclosures

Certain disclosures required by IFRS 7 are provided in the shaded sections of the “MD&A – Management of risk”, as permitted by IFRS. The following table provides a cross referencing of those disclosures in the MD&A.

Description	Section
For each type of risk arising from financial instruments, an entity shall disclose: the exposure to risks and how they arise; objectives, policies and processes used for managing the risks; methods used to measure the risk; and description of collateral.	Risk overview
Credit risk
Market risk
Liquidity risk
Operational risk
Reputation and legal risks
Conduct risk
Regulatory compliance risk
Credit risk: gross exposure to credit risk, credit quality and concentration of exposures.	Credit risk
Market risk: trading portfolios – Value-at-Risk (VaR); stressed VaR, incremental risk charge, non-trading portfolios – interest rate risk, foreign exchange risk and equity risk.	Market risk
Liquidity risk: liquid assets, maturity of financial assets and liabilities, and credit commitments.	Liquidity risk
We have provided quantitative disclosures related to credit risk consistent with Basel guidelines in the “Credit risk” section of the MD&A. The table below sets out the categories of the on-balance
sheet exposures that are subject to the credit risk framework as set out in the CAR Guideline issued by OSFI under the different Basel approaches based on the carrying value of those exposures in our consolidated financial statements. The credit risk framework includes CCR exposures arising from OTC derivatives, repo-style transactions and trades cleared through CCPs, as well as securitization exposures. Items not subject to the credit risk framework include exposures that are subject to the market risk framework, amounts that are not subject to capital requirements or are subject to deduction from capital, and amounts relating to CIBC’s insurance subsidiaries, which are excluded from the scope of regulatory consolidation.

$ millions, as at October 31		IRB approach (1)	Standardized approach	Other credit risk (2)	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2023	Cash and deposits with banks	$39,692	$13,798	$2,228	$55,718	$–	$55,718
	Securities	129,320	16,070	–	145,390	65,958	211,348
	Cash collateral on securities borrowed	14,571	80	–	14,651	–	14,651
	Securities purchased under resale agreements	80,184	–	–	80,184	–	80,184
	Loans	467,047	60,868	1,620	529,535	3,704	533,239
	Allowance for credit losses	(3,078)	(824)	–	(3,902)	–	(3,902)
	Derivative instruments	33,243	–	–	33,243	–	33,243
	Customers’ liability under acceptances	10,574	358	(116)	10,816	–	10,816
	Other assets	20,661	465	7,233	28,359	12,063	40,422
	Total credit exposures	$792,214	$90,815	$10,965	$893,994	$81,725	$975,719
2022	Total credit exposures	$781,668	$86,056	$11,955	$879,679	$63,918	$943,597

(1)	Effective in the second quarter of 2023, the IRB approach includes both the Advanced IRB (AIRB) approach and the Foundation IRB (FIRB) approach.
(2)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions, and amounts below the thresholds for capital deduction that are risk-weighted at 250%.